CASH AND DUE FROM BANKS, Composition of the funds (Details) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021 PEN (S/) Overnight deposits Deposit	Dec. 31, 2020 PEN (S/) Overnight deposits Deposit	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Legal cash requirements [Abstract]
Deposits with Central Reserve Bank of Peru	[1]	S/ 19,383,577,000	S/ 16,903,941,000
Deposits with Central Bank of Bolivia	[1]	905,309,000	1,079,878,000
Deposits with Republic Bank of Colombia	[1]	8,068,000	5,907,000
Cash in vaults of Bank	[1]	4,275,997,000	4,529,683,000
Total legal cash requirements	[1]	24,572,951,000	22,519,409,000
Additional funds [Abstract]
Overnight deposits with Central Reserve Bank of Peru	[2]	4,536,379,000	2,972,744,000
Term deposits with Central Reserve Bank of Peru	[3]	1,260,000,000	5,988,900,000
Cash in vaults of Bank and others		697,010,000	703,960,000
Other Deposits BCRP		179,609,000	137,830,000
Total additional funds		6,672,998,000	9,803,434,000
Total		S/ 31,245,949,000	S/ 32,322,843,000
Information related to legal cash requirements and additional funds [Abstract]
Implicit interest rate, domestic		4.77%	4.00%	4.77%	4.00%
Implicit interest rate, foreign		33.17%	34.51%	33.17%	34.51%
Number of overnight deposits | Overnight deposits		4	4
Overnight deposits equivalents to Sol currency		S/ 690,000	S/ 559,700
Overnight deposits		S/ 3,846,400	S/ 2,413,000	$ 964.7	$ 666.4
Interest rate on overnight deposits		1.85%	0.15%	1.85%	0.15%
Maturity period of overnight deposits		3 days	4 days
Number of term deposits | Deposit		4	16
Interest rate on term deposits held with Central Reserve Bank of Peru			0.25%
Cash deposits with local and Foreign Banks		S/ 0	S/ 0
Minimum [Member]
Information related to legal cash requirements and additional funds [Abstract]
Interest rate on term deposits held with Central Reserve Bank of Peru		2.48%
Maturity of term deposits		Jan. 03, 2022	Jan. 04, 2021
Maximum [Member]
Information related to legal cash requirements and additional funds [Abstract]
Interest rate on term deposits held with Central Reserve Bank of Peru		2.49%
Maturity of term deposits		Jan. 04, 2022	Jan. 07, 2021
The Soles [Member]
Information related to legal cash requirements and additional funds [Abstract]
Number of overnight deposits | Overnight deposits		2	2
US Dollars [Member]
Information related to legal cash requirements and additional funds [Abstract]
Number of overnight deposits | Overnight deposits		2	2
Interest rate on overnight deposits		0.05%	0.13%	0.05%	0.13%

[1]	At December 31, 2021 cash and deposits that generate interest subject to legal cash requirements in local and foreign currency are subject to an implicit rate of 4.77 percent and 33.17 percent, respectively, on the total balance of obligations subject to legal cash requirements, as required by the BCRP (4.00 percent and 34.51 percent, respectively, at December 31, 2020).
[2]	As of December 31, 2021, the Group maintains four “overnight” deposits with the BCRP, of which are two denominated in soles in amount of S/690.0 million and two in US dollar in amount of US$964.7 million, equivalent to S/3,846.4 million. At said date, the deposit in soles and deposits in US dollar accrue interest at annual rates of 1.85 percent and 0.05 percent, respectively, and have maturities at 3 days.
[3]	In order to manage liquidity and in view of the BCRP’s offer of profitable rates for short-term deposits. The Group maintains four term deposits, which are denominated in soles, accrue interest at an annual rate of 2.48 percent and 2.49 percent and have maturities between January 3 and 4, 2022. As of December 31, 2020, the group held sixteen time deposits denominated in soles, accruing interest at an annual rate of 0.25 percent and maturing between January 4 and January 7, 2021. The decrease in time deposits at the BCRP is mainly due to lower liquidity surpluses due to a lower level of customer deposits.